Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Plumbing Actions
The Company recorded recoveries and reductions in legal reserves related to plumbing actions to Other (charges) gains, net (Note 17) as follows:

	Year Ended December 31,
	2012	2011	2010
	(In $ millions)
Recoveries	1	2	14
Legal reserve reductions	4	4	45
Total	5	6	59

Schedule of Variable Interest Entities
The Company's carrying value of assets and liabilities associated with its obligations to VIEs, as well as the maximum exposure to loss relating to these VIEs are as follows:

	As of	As of
	December 31, 2012	December 31, 2011
	(In $ millions)
Property, plant and equipment, net	118	119

Trade payables	41	40
Current installments of long-term debt	7	6
Long-term debt	140	137
Total	188	183

Maximum exposure to loss	273	228